Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of September 30, 2022 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	18,148	$—
	$-	18,148	$—
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	28,496
Warrant liabilities (2)	7,406	679	-
Liability for share-based compensation	-	-	13,836
	$7,406	$679	$42,332

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2021 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable (1)	$—	$—	$2,842
	$—	$—	$2,842
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	29,689
Warrant liabilities (2)	32,275	3,300	-
Liability for share-based compensation	-	-	10,024
	$32,275	$3,300	$39,713

(1)
The contingent consideration receivable balance related to a receivable recorded upon the disposal of a subsidiary in the prior year. During the nine months ended September 30, 2022 , the receivable was settled for $2,621 with the remainder relating to foreign exchange.
(2)
Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 7.1%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%